Income Taxes (as restated) (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes
The provision (benefit) for income taxes for the years ended December 31, 2020, 2019 and 2018 consist of the following:

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$1,118	$—	$—
State and local	1,771	1,683	976
Foreign	988	635	419
Total current income taxes expense	$3,877	$2,318	$1,395
Deferred:
Federal	$937	$—	$—
State and local	(301)	—	—
Foreign	(7)	—	—
Total deferred income taxes expense	629	—	—
Total income tax expense	$4,506	$2,318	$1,395

Schedule of Reconciliation of the U.S. Statutory Income Tax Rate to Effective Rate
A reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2020 (As Restated)	2019	2018
Statutory U.S. federal income tax rate	21%	21%	21%
State and local income taxes	(2)%	3%	1%
Impact of noncontrolling interests	(24)%	(5)%	(8)%
Income passed through to members	1%	(16)%	(13)%
Foreign income taxes	(1)%	1%	1%
Other	(1)%	—%	—%
Effective income tax rate	(6)%	4%	2%

Schedule of Current and Deferred Tax Assets
Details of the Company’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2020 (As Restated)	2019
Investment in GCMH	$101,259	$—
Loss and credit carryforwards	17	—
Intangibles and other	836	126
Total deferred tax assets (before valuation allowance)	102,112	126
Valuation allowance	(27,715)
Total deferred tax assets	$74,397	$126

Other	$(244)	$—
Total deferred tax liabilities	$(244)	$—

Deferred tax assets, net	$74,153	$126